ASPIRIANT RISK-MANAGED REAL ASSETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

MARKETABLE SECURITIES (35.30%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUNDS (13.06%)
Invesco S&P Global Water Index ETF	Exchange-traded fund	71,325	$2,621,195	$3,780,795
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,618,104	7,926,798
Vanguard Real Estate ETF	Exchange-traded fund	127,136	9,344,199	11,233,737
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	105,713
TOTAL EXCHANGE-TRADED FUNDS			19,691,818	23,047,043

MUTUAL FUNDS (22.24%)
Fidelity International Real Estate Fund	Mutual Fund	1,364,583	13,100,000	14,027,917
GMO Resources Fund VI	Mutual Fund	166,104	3,870,514	3,805,438
Lazard Global Listed Infrastructure Institutional Portfolio	Mutual Fund	563,674	8,100,000	8,612,944
Principal Real Estate Securities Fund - Class I	Mutual Fund	460,234	11,400,000	12,789,907
TOTAL MUTUAL FUNDS			36,470,514	39,236,206
TOTAL MARKETABLE SECURITIES			56,162,332	62,283,249

PORTFOLIO FUNDS [b] (65.14%)	Investment Strategy				Acquisition Date
MEMBERSHIP INTERESTS (12.04%)
Green Courte Real Estate Partners III, LLC [a,c]	Private Real Estate		$3,410,026	$5,801,355	12/6/2011
Prime Property Fund, LLC	Private Real Estate	762	12,419,617	15,430,238	9/28/2017
TOTAL MEMBERSHIP INTERESTS			15,829,643	21,231,593

NON-TRADED REAL ESTATE INVESTMENT TRUST (3.02%)
Blackstone Real Estate Income Trust, Inc.	Private Real Estate	377,547	4,569,429	5,322,545	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,569,429	5,322,545

PARTNERSHIP INTERESTS (50.08%)
Beacon Capital Strategic Partners VI, L.P.[a,c]	Private Real Estate		419,151	17,524	2/15/2011
Carmel Partners Investment Fund III, L.P.[a,c]	Private Real Estate		-	339,019	6/29/2010
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,729,654	4,430,633	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,604,024	12,002,059	12,427,090	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	2,650,329	4/29/2013
Cross Lake Real Estate Fund III L.P.[a,c]	Private Real Estate		2,705,878	3,087,278	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		6,000,000	6,017,116	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		3,903,420	4,404,419	10/28/2021
GCP SecureSpace Property Partners LPa	Private Real Estate		4,184,439	3,928,589	12/7/2022
GEM Realty Securities Flagship, L.P.[a,d]	Long/Short		5,132,747	13,046,641	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		8,898,736	9,718,031	7/24/2020
Hampshire Partners Fund VIII, L.P.[a,c]	Private Real Estate		-	150,909	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	3,175	3,075,093	4,109,901	7/5/2018
HighBrook Property Fund IV (TEF), L.P.[a]	Private Real Estate		7,578,896	7,389,515	9/30/2023
Metropolitan Real Estate Partners International III-T, L.P.[a,c]	Private Real Estate		418,596	165,250	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,c,d]	Private Real Estate		2,278,778	89,539	6/17/2011
Paladin Realty Latin America Investors III, Liquidating Trust[a,c]	Private Real Estate		1,866,188	(311,019)	9/30/2009
Paulson Real Estate Fund II, L.P.[a,c]	Private Real Estate		-	4,553,089	5/24/2013
Rush Island, LPa	Long/Short		3,000,000	3,291,902	7/1/2022
Sculptor Real Estate Fund IV L.P.[a,c]	Private Real Estate		6,517,527	6,210,574	4/6/2020
Sustainable Asset Fund III, L.P.[a]	Infrastructure		2,933,346	2,631,890	12/13/2021
TOTAL PARTNERSHIP INTERESTS			72,644,508	88,348,219
TOTAL PORTFOLIO FUNDS			93,043,580	114,902,357

SHORT-TERM INVESTMENT (0.87%)	Type of Investment	Principal Amount
UMB Bank, Money Market Special II, 5.18%[e]	Bank Deposit	1,538,305	1,538,305	1,538,305
TOTAL SHORT-TERM INVESTMENT			1,538,305	1,538,305

TOTAL INVESTMENTS (101.31%)			$150,744,217	$178,723,911
Liabilities in excess of other assets (-1.31%)				(2,311,406)

TOTAL NET ASSETS (100.00%)				$176,412,505

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[c]	This investment is made through the wholly owned subsidiary Aspiriant RMRA (Subholding) Inc.
[d]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[e]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America.